Provisions for Impairment of Financial Assets - Schedule of Changes in Provision for Loan Losses Recorded on the Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions released
Credit risk provisions	$ 441,343	$ 328,266	$ 346,980
Provisions for loan losses [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(765,392)	(1,290,571)
Charge to income for provisions used	324,049	962,305
Provisions released
Recovery of loans previously charged-off	58,665	48,468
Net charge to income	(382,678)	(279,798)
Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(507)	(344)	(226)
Charge to income for provisions used	765	131	209
Provisions released
Net charge to income	258	(213)	(17)
Provisions for loan losses [member] | Financial instruments at FVTOCI [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(2,223)	(25)
Charge to income for provisions used	19	411
Provisions released
Net charge to income	(2,204)	386
Provisions for loan losses [member] | Financial Instruments at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(9)
Charge to income for provisions used		50
Provisions released
Net charge to income	(9)	50
Provisions for loan losses [member] | Contingent loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(25,577)	(14,511)
Charge to income for provisions used	46,673	28,354
Provisions released
Net charge to income	21,096	13,843
Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(819,494)
Charge to income for provisions used			472,514
Provisions released
Recovery of loans previously charged-off			31,563
Net charge to income			(315,417)
Individually assessed for credit losses [member] | Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(226)
Charge to income for provisions used			209
Individually assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(338,927)
Charge to income for provisions used			302,713
Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(480,567)
Charge to income for provisions used			169,801
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(423,043)	(634,886)
Charge to income for provisions used	178,243	474,192
Provisions released
Recovery of loans previously charged-off	22,213	19,921
Net charge to income	(222,587)	(140,773)
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(442,872)
Charge to income for provisions used			336,042
Provisions released
Recovery of loans previously charged-off			13,236
Net charge to income			(93,594)
Commercial loans [member] | Individually assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(338,701)
Charge to income for provisions used			302,504
Commercial loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(104,171)
Charge to income for provisions used			33,538
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(35,031)	(78,185)
Charge to income for provisions used	9,102	78,873
Provisions released
Recovery of loans previously charged-off	2,791	2,588
Net charge to income	(23,138)	3,276
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(63,699)
Charge to income for provisions used			31,310
Provisions released
Recovery of loans previously charged-off			1,908
Net charge to income			(30,481)
Mortgage loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(63,699)
Charge to income for provisions used			31,310
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(279,002)	(562,620)
Charge to income for provisions used	89,247	380,294
Provisions released
Recovery of loans previously charged-off	33,661	25,959
Net charge to income	$ (156,094)	$ (156,367)
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(312,697)
Charge to income for provisions used			104,953
Provisions released
Recovery of loans previously charged-off			16,419
Net charge to income			(191,325)
Consumer loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(312,697)
Charge to income for provisions used			$ 104,953